PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Depletion and depreciation	$ 82,215	$ 154,834
Write-offs of property and equipment	$ 62,046